Statements of Financial Condition - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Participants' payroll deductions receivable	$ 774	$ 750
Plan Equity
Plan equity	$ 774	$ 750